Borrowings - Bonds and Own shares (Details) € in Millions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 GBP (£) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 NOK (kr)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 JPY (¥)
Liquidity and capital resources
Borrowings	€ (56,987)			€ (66,390)
Notional amount	24,783			26,153
Notional amount	€ 24,783			€ 26,153
Maximum [Member]
Liquidity and capital resources
Treasury shares | shares	1,825,624,610	1,825,624,610	1,825,624,610	1,825,691,429
Percentage of issued share capital held as treasury shares	6.30%	6.30%	6.30%	6.30%
Bonds
Liquidity and capital resources
Notional amount of borrowings outstanding	€ 39,500
Bonds | US Dollar
Liquidity and capital resources
Bonds issued | $					$ 19.7
Nominal values of bonds matured	1,200	$ 1.3
Nominal values of bonds re-purchased	300	$ 0.3
Bonds | Euro
Liquidity and capital resources
Bonds issued	15,000
Nominal values of bonds matured	1,800
Nominal values of bonds re-purchased	€ 1,600
Bonds | Sterling
Liquidity and capital resources
Bonds issued | £						£ 4.1
Bonds | Australia, Dollars
Liquidity and capital resources
Bonds issued | $							$ 0.5
Bonds | Hong Kong, Dollars
Liquidity and capital resources
Bonds issued | $								$ 2.1
Bonds | Norway, Krone
Liquidity and capital resources
Bonds issued | kr									kr 2.2
Bonds | Switzerland, Francs
Liquidity and capital resources
Bonds issued | SFr										SFr 0.7
Bonds | Japan, Yen
Liquidity and capital resources
Bonds issued | ¥											¥ 10
Bonds | Minimum.
Liquidity and capital resources
Borrowing interest rate	0.375%			0.375%	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Bonds | Maximum [Member]
Liquidity and capital resources
Borrowing interest rate	8.00%			7.875%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Euro medium-term note programme
Liquidity and capital resources
Number of note programmes	2	2	2
Euro medium-term note programme | Sterling
Liquidity and capital resources
Cash raised from bonds issued	€ 600
Euro medium-term note programme, one
Liquidity and capital resources
Notional amount	30,000
Notional amount	30,000
Euro medium-term note programme, one | Euro
Liquidity and capital resources
Cash raised from bonds issued	800
Euro medium-term note programme, two
Liquidity and capital resources
Notional amount	30,000
Notional amount	€ 30,000
Euro medium-term note programme, two | Sterling
Liquidity and capital resources
Cash raised from bonds issued | £			£ 0.5